Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Administrative Expenses (Table)

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Payroll and related costs	$5,988	$5,231	$8,180
Professional fees	4,499	3,733	4,125
Other expenses	2,964	3,217	4,326
Depreciation of RoU asset	589	630	643
Depreciation of tangible assets	529	711	478
Total	$14,569	$13,522	$17,752